Related Party Transactions - Schedule of Related Parties and their Relationships (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Transportation services to related parties		$ 8,314	$ 4,126
Transportation services from related parties		$ 1,198	1,526
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		A company under the control of a shareholder
Yongxu Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company		The Company’s CEO and Chairman
Xiying Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company		CEO’s spouse
Yongteng Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company		CEO’s brother
Total due to related parties		$ 110
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Pingtan SF [Member]
Related Party Transaction [Line Items]
Relationship with the Company		An equity method investee of the Company
Total due from related parties		$ 7,410		6,971
Mid-Castle Development Ltd. (“Mid-Castle”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		The Company’s shareholder
Transportation services to Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		$ 62	4
Transportation services to Fujian Desheng [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		0	28
Transportation services to Chongqing Changjiang and its subsidiaries [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		8,240	4,094
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		857	1,394
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		93	124
Lease services from Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Transportation services from related parties		9	8
Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Total due from related parties		43		42
Total due to related parties		7		21
Fujian Bafang [Member]
Related Party Transaction [Line Items]
Total due from related parties		59		31
Total due to related parties	[1]	1,420		1,699
Mid-Castle [Member]
Related Party Transaction [Line Items]
Total due from related parties		317		472
Chongqing Changjiang and its subsidiaries [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		12
Total due from related parties		3,598		4,642
Related Party [Member]
Related Party Transaction [Line Items]
Total due from related parties		11,636		12,158
Total due to related parties		$ 1,537		1,830
Hebei Tianyu Shengfeng Supply Chain Management Co., Ltd. (“Hebei Tianyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		An equity method investee of the Company
Transportation services to Hebei Tianyu [Member]
Related Party Transaction [Line Items]
Transportation services to related parties		$ 239
Hebei Tianyu [Member]
Related Party Transaction [Line Items]
Total due from related parties		$ 209

[1]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.